PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
5. PROPERTY AND EQUIPMENT

Property and equipment as of December 31, 2013 and 2012 consist of the following:

	2013	2012
Computer equipment and software	$17,721	$17,721
Office furniture and equipment	52,242	52,242
Leasehold improvements	8,449	8,449
Total property and equipment	78,412	78,412
Accumulated depreciation	(66,692)	(53,575)
Total property and equipment, net	$11,720	$24,837

Depreciation expense for the years ended December 31, 2013 and 2012, and the period from August 1, 2005 (inception) through December 31, 2013, was $13,117, $13,836 and $83,096, respectively.